PORTFOLIO OF INVESTMENTS
Columbia Multi-Sector Municipal Income ETF
January 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
| 1
Municipal Bonds 98 .9%
Issue
Description
Principal
Amount ($) Value ($)
Alabama 0.6%
UAB Medicine Finance Authority, Series B
Revenue Bonds
5.000%, 09/01/35 235,000 283,598
4.000%, 09/01/36 150,000 170,716
Total Alabama 454,314
Alaska 0.2%
Borough of Matanuska-Susitna
Revenue Bonds
5.000%, 09/01/32 100,000 113,406
Arizona 1.3%
Arizona Health Facilities Authority, Series A
Revenue Bonds
5.000%, 12/01/39 225,000 261,344
5.000%, 01/01/44 235,000 265,019
City of Phoenix Civic Improvement Corp.
Series B
Revenue Bonds
4.000%, 07/01/28 150,000 168,611
Maricopa County Industrial Development
Authority
Series A
Revenue Bonds
5.000%, 01/01/35 205,000 252,521
Total Arizona 947,495
California 0.2%
Department of Veterans Affairs Veteran's
Farm & Home Purchase Program
Series A
Revenue Bonds
2.100%, 12/01/35 150,000 153,004
Colorado 3.5%
City & County of Denver
Revenue Bonds
5.000%, 10/01/32 100,000 102,238
City & County of Denver CO Airport System
Revenue, Series A
Revenue Bonds
5.000%, 11/15/27 250,000 270,585
5.000%, 12/01/27 160,000 202,178
5.000%, 11/15/29 325,000 409,594
5.000%, 12/01/29 185,000 236,824
5.000%, 12/01/30 150,000 200,439
Colorado Health Facilities Authority
Revenue Bonds
4.000%, 08/01/38, Series A-1 225,000 263,281
5.000%, 11/01/39, Series A 180,000 227,403
Denver City & County School District No 1
4.000%, 12/01/26 100,000 103,270
E-470 Public Highway Authority
Series A
Revenue Bonds
0.000%, 09/01/34
(a)
140,000 108,233
Regional Transportation District
Revenue Bonds
5.000%, 06/01/26 160,000 191,070
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
State of Colorado
Series A
Revenue Bonds
5.000%, 12/15/33 150,000 205,133
Total Colorado 2,520,248
Connecticut 2.3%
Connecticut Housing Finance Authority
Series A-1
Revenue Bonds
2.875%, 11/15/30 100,000 106,227
Connecticut State Health & Educational
Facilities Authority, Series A
Revenue Bonds
5.000%, 07/01/32 190,000 249,348
5.000%, 07/01/33 135,000 176,206
4.000%, 07/01/38 200,000 229,250
State of Connecticut Special Tax Revenue
Revenue Bonds
5.000%, 09/01/26, Series A 225,000 279,936
5.000%, 08/01/28, Series A 150,000 180,047
5.000%, 01/01/29, Series A 75,000 96,059
5.000%, 10/01/31, Series B 125,000 161,268
5.000%, 09/01/34, Series A 175,000 202,830
Total Connecticut 1,681,171
Delaware 0.3%
Delaware State Health Facilities Authority
Series A
Revenue Bonds
4.000%, 07/01/40 200,000 226,844
District of Columbia 0.9%
District of Columbia
Revenue Bonds
4.000%, 07/15/40 130,000 146,537
Metropolitan Washington Airports Authority
Revenue Bonds
5.000%, 10/01/29, Series A 125,000 144,970
5.000%, 10/01/30 200,000 249,682
Metropolitan Washington Airports Authority
Dulles Toll Road Revenue
Series B
Revenue Bonds
0.000%, 10/01/30
(a)
130,000 111,068
Total District of Columbia 652,257
Florida 5.3%
Alachua County Health Facilities Authority
Series B-1
Revenue Bonds
5.000%, 12/01/34 150,000 192,488
Brevard County Health Facilities Authority
Revenue Bonds
4.000%, 04/01/36 140,000 153,903
Capital Trust Agency, Inc.
Series A
Revenue Bonds
5.250%, 12/01/43
(b)
150,000 173,208
City of Gainesville FL Utilities System
Revenue, Series A
Revenue Bonds
5.000%, 10/01/25 100,000 121,604
5.000%, 10/01/32 125,000 157,938

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
January 31, 2021 (Unaudited)
2 |
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
County of Miami-Dade FL Aviation Revenue
Series A
Revenue Bonds
5.000%, 10/01/32 250,000 287,582
County of Miami-Dade FL Water & Sewer
System Revenue
Series B
Revenue Bonds
5.250%, 10/01/22 210,000 228,060
Florida Municipal Power Agency
Series A
Revenue Bonds
5.000%, 10/01/28 125,000 155,036
Greater Orlando Aviation Authority, Series
A
Revenue Bonds
5.000%, 10/01/26 260,000 322,392
5.000%, 10/01/27 145,000 184,658
Hillsborough County School Board
Revenue Bonds
5.000%, 07/01/29 150,000 199,954
JEA Water & Sewer System Revenue
Series A
Revenue Bonds
5.000%, 10/01/29 150,000 191,543
North Broward Hospital District
Series B
Revenue Bonds
5.000%, 01/01/35 200,000 241,444
Orange County Health Facilities Authority,
Series A
Revenue Bonds
5.000%, 10/01/37 100,000 120,535
5.000%, 10/01/39 100,000 120,193
Palm Beach County School District
Series B
Revenue Bonds
5.000%, 08/01/28 170,000 222,078
School Board of Miami-Dade County (The)
Series A
Revenue Bonds
5.000%, 05/01/32 135,000 160,195
School District of Broward County
Series A
Revenue Bonds
5.000%, 07/01/34 150,000 196,615
South Florida Water Management District
Revenue Bonds
5.000%, 10/01/33 150,000 183,003
Volusia County School Board
Series B
Revenue Bonds
5.000%, 08/01/30 200,000 231,892
Total Florida 3,844,321
Georgia 1.8%
City of Atlanta GA Water & Wastewater
Revenue
Revenue Bonds
5.750%, 11/01/29 200,000 284,518
Gwinnett County School District
5.000%, 02/01/27 200,000 237,868
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Municipal Electric Authority of Georgia
Series A
Revenue Bonds
5.000%, 01/01/28 100,000 120,842
State of Georgia
4.000%, 02/01/26, Series A-2 215,000 239,721
5.000%, 02/01/28, Series A-2 150,000 190,525
5.000%, 07/01/28, Series F 200,000 252,762
Total Georgia 1,326,236
Hawaii 0.8%
State of Hawaii
5.000%, 08/01/26, Series EO 200,000 232,930
5.000%, 10/01/27, Series FH 150,000 187,257
State of Hawaii Airports System Revenue
Revenue Bonds
5.250%, 08/01/26 150,000 167,167
Total Hawaii 587,354
Illinois 8.4%
Chicago Board of Education
0.000%, 12/01/29, Series A
(a)
185,000 154,904
5.000%, 12/01/30, Series A 150,000 191,165
0.000%, 12/01/31, Series A
(a)
250,000 195,448
0.000%, 12/01/31, Series B-1
(a)
220,000 171,994
5.250%, 12/01/35, Series C 130,000 145,406
5.250%, 12/01/39, Series C 235,000 261,550
5.000%, 12/01/42, Series A 200,000 210,810
Chicago Housing Authority
Series A
Revenue Bonds
5.000%, 01/01/32 180,000 221,794
Chicago Midway International Airport
Series A
Revenue Bonds
5.000%, 01/01/30 250,000 278,522
Chicago O'Hare International Airport
Revenue Bonds
5.000%, 01/01/28, Series B 160,000 187,637
5.000%, 01/01/29, Series C 200,000 241,644
5.000%, 01/01/34, Series B 355,000 433,842
City of Chicago IL Wastewater
Transmission Revenue
Series C
Revenue Bonds
5.000%, 01/01/24 230,000 257,915
Illinois Finance Authority
Revenue Bonds
4.000%, 01/01/25 200,000 229,060
5.000%, 07/01/28 115,000 145,031
4.125%, 11/15/37, Series A 235,000 263,802
4.000%, 01/01/40, Series A 275,000 312,768
4.000%, 08/15/41, Series A 250,000 302,668
5.000%, 08/15/43 150,000 160,030
5.000%, 01/01/44, Series A 300,000 367,515
4.125%, 05/01/45 200,000 220,648
Illinois State Toll Highway Authority
Revenue Bonds
5.000%, 01/01/31, Series C 150,000 201,243
4.000%, 12/01/31, Series A 210,000 240,129
Metropolitan Pier & Exposition Authority
Revenue Bonds
0.000%, 06/15/30, Series A
(a)
415,000 340,316

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
January 31, 2021 (Unaudited)
| 3
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
0.000%, 12/15/41, Series B
(a)
180,000 95,278
Will County Community High School
District No 210 Lincoln-Way
Series B
0.000%, 01/01/31
(a)
300,000 221,055
Total Illinois 6,052,174
Indiana 1.1%
City of Anderson
Revenue Bonds
6.000%, 10/01/42 150,000 149,625
Indiana Finance Authority
Revenue Bonds
3.000%, 11/01/30, Series A 150,000 161,775
4.000%, 11/01/33, Series C 100,000 118,108
5.000%, 06/01/39, Series A 225,000 233,361
Indiana Municipal Power Agency
Series A
Revenue Bonds
5.000%, 01/01/34 100,000 124,760
Total Indiana 787,629
Iowa 0.3%
Iowa Finance Authority
Series A
Revenue Bonds
5.000%, 05/15/43 160,000 181,450
Kansas 0.6%
Kansas Development Finance Authority,
Series A
Revenue Bonds
5.000%, 05/01/28 190,000 209,266
5.000%, 11/15/32 225,000 238,608
Total Kansas 447,874
Kentucky 1.7%
Kentucky Turnpike Authority
Series B
Revenue Bonds
5.000%, 07/01/26 160,000 191,120
Louisville and Jefferson County
Metropolitan Sewer District
Series A
Revenue Bonds
5.000%, 05/15/28 410,000 425,203
Louisville/Jefferson County Metropolitan
Government, Series A
Revenue Bonds
5.000%, 10/01/30 290,000 356,824
4.000%, 10/01/35 235,000 267,825
Total Kentucky 1,240,972
Louisiana 0.6%
Louisiana Public Facilities Authority
Revenue Bonds
5.000%, 06/01/27 140,000 160,976
State of Louisiana
5.000%, 08/01/25, Series C 120,000 139,737
5.000%, 08/01/27, Series B 100,000 124,073
Total Louisiana 424,786
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Maryland 2.4%
County of Frederick
Series A
Revenue Bonds
5.000%, 09/01/32
(b)
75,000 81,140
County of Howard
Series B
5.000%, 02/15/28 225,000 285,907
County of Montgomery, Series A
5.000%, 11/01/26 150,000 189,959
5.000%, 11/01/28 200,000 236,032
Maryland Health & Higher Educational
Facilities Authority
Series A
Revenue Bonds
5.000%, 08/15/41 100,000 111,166
Maryland Stadium Authority
Revenue Bonds
5.000%, 05/01/34 100,000 124,555
Maryland Water Quality Financing
Administration Revolving Loan Fund
Revenue Bonds
2.800%, 03/01/26 150,000 160,767
3.000%, 03/01/30 310,000 333,514
State of Maryland
Series A
5.000%, 03/15/26 150,000 186,027
Total Maryland 1,709,067
Massachusetts 2.6%
Commonwealth of Massachusetts, Series
A
5.000%, 07/01/28 200,000 249,770
5.000%, 07/01/30 160,000 193,243
Massachusetts Department of
Transportation
Series A
Revenue Bonds
0.000%, 01/01/28
(a)
285,000 266,666
Massachusetts Development Finance
Agency
Revenue Bonds
5.000%, 07/01/31, Series S-1 200,000 256,548
5.000%, 07/01/36, Series I 150,000 180,893
5.000%, 07/01/41, Series I 250,000 287,880
5.000%, 07/01/44, Series A 200,000 241,918
Massachusetts Transportation Trust Fund
Metropolitan Highway System Revenue
Series A
Revenue Bonds
5.000%, 01/01/32 150,000 194,640
Total Massachusetts 1,871,558
Michigan 3.2%
Detroit City School District
Series A
5.000%, 05/01/27 180,000 190,681
Flint Hospital Building Authority
Revenue Bonds
4.000%, 07/01/41 185,000 200,079

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
January 31, 2021 (Unaudited)
4 |
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Great Lakes Water Authority Water Supply
System Revenue
Series A
Revenue Bonds
5.000%, 07/01/28 200,000 258,644
Michigan Finance Authority
Revenue Bonds
3.125%, 12/01/35, Series A 100,000 110,436
5.000%, 11/15/41 300,000 360,558
3.250%, 11/15/42 150,000 159,925
5.000%, 12/01/42, Series A-MI 250,000 308,548
Michigan State Building Authority
Series I
Revenue Bonds
5.000%, 04/15/32 155,000 187,855
Michigan State Housing Development
Authority
Series C
Revenue Bonds
3.900%, 12/01/33 200,000 224,972
State of Michigan
Revenue Bonds
5.000%, 03/15/26 225,000 276,800
Total Michigan 2,278,498
Minnesota 1.3%
City of Apple Valley
Series A
Revenue Bonds
4.250%, 01/01/37 275,000 224,922
City of Maple Grove
Revenue Bonds
4.000%, 05/01/37 100,000 108,575
City of Minneapolis
Series A
Revenue Bonds
6.000%, 07/01/43 100,000 106,927
City of St Cloud
Series A
Revenue Bonds
4.000%, 05/01/37 145,000 163,005
Duluth Housing & Redevelopment
Authority
Series A
Revenue Bonds
5.000%, 11/01/33 100,000 114,762
Minneapolis-St Paul Metropolitan Airports
Commission
Series A
Revenue Bonds
5.000%, 01/01/27 155,000 194,702
Total Minnesota 912,893
Mississippi 0.5%
Mississippi Development Bank
Series A
Revenue Bonds
5.000%, 08/01/25 270,000 324,381
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Missouri 1.1%
Health & Educational Facilities Authority of
the State of Missouri
Revenue Bonds
4.000%, 11/15/42 150,000 167,484
Lees Summit Industrial Development
Authority
Series A
Revenue Bonds
5.000%, 08/15/32 150,000 164,059
Missouri Joint Municipal Electric Utility
Commission, Series A
Revenue Bonds
4.000%, 12/01/32 200,000 231,092
4.000%, 12/01/33 120,000 138,318
St Louis County Industrial Development
Authority
Revenue Bonds
5.000%, 09/01/32 100,000 115,803
Total Missouri 816,756
Nebraska 0.5%
Public Power Generation Agency
Series A
Revenue Bonds
5.000%, 01/01/28 300,000 350,106
New Jersey 12.3%
New Jersey Economic Development
Authority
Revenue Bonds
4.000%, 11/01/25, Series B 200,000 224,362
5.000%, 03/01/26, Series NN 260,000 283,400
4.375%, 06/15/27, Series XX 120,000 135,409
5.500%, 09/01/27, Series N-1 120,000 154,333
5.500%, 06/15/29, Series BBB 195,000 241,730
5.000%, 03/01/30, Series NN 225,000 244,845
5.000%, 06/15/30, Series B 210,000 263,439
5.000%, 06/15/32, Series EEE 175,000 217,632
6.000%, 07/01/32, Series A 200,000 206,646
5.000%, 06/15/34, Series WW 120,000 139,469
5.000%, 06/15/35, Series WW 100,000 115,924
New Jersey Health Care Facilities
Financing Authority
Series A
Revenue Bonds
4.000%, 07/01/32 225,000 261,493
New Jersey Housing & Mortgage Finance
Agency
Series D
Revenue Bonds
4.000%, 04/01/25 225,000 252,360
New Jersey Transportation Trust Fund
Authority
Revenue Bonds
0.000%, 12/15/25, Series C
(a)
180,000 166,781
5.000%, 06/15/27, Series A-1 110,000 131,942
0.000%, 12/15/27, Series A
(a)
300,000 265,530
0.000%, 12/15/27, Series C
(a)
250,000 227,315
5.000%, 06/15/28, Series A-1 240,000 286,893
0.000%, 12/15/28, Series A
(a)
200,000 172,280
5.000%, 06/15/29, Series BB-1 245,000 310,589

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
January 31, 2021 (Unaudited)
| 5
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
0.000%, 12/15/29, Series A
(a)
450,000 375,543
5.000%, 06/15/30, Series A 135,000 160,757
0.000%, 12/15/30, Series C
(a)
225,000 188,824
5.000%, 06/15/31, Series BB 115,000 143,513
5.000%, 06/15/32, Series D 225,000 259,099
5.250%, 06/15/32, Series C 270,000 312,025
0.000%, 12/15/32, Series A
(a)
595,000 453,188
5.000%, 12/15/32, Series A 430,000 535,681
0.000%, 12/15/34, Series A
(a)
135,000 97,200
New Jersey Turnpike Authority
Revenue Bonds
5.250%, 01/01/30, Series A 170,000 232,565
5.000%, 01/01/31, Series E 460,000 552,843
4.000%, 01/01/33, Series G 225,000 266,958
5.000%, 01/01/33, Series A 100,000 115,014
5.000%, 01/01/33, Series B 170,000 213,738
5.000%, 01/01/34, Series A 145,000 177,979
5.000%, 01/01/34, Series E 395,000 462,055
Total New Jersey 8,849,354
New York 17.7%
Broome County Local Development Corp.
Revenue Bonds
3.000%, 04/01/45 200,000 210,988
City of New York
5.000%, 08/01/22, Series C 200,000 213,708
5.000%, 08/01/25, Series J 115,000 128,067
5.000%, 08/01/28, Series A 200,000 239,716
5.000%, 08/01/28, Series C 150,000 182,610
5.000%, 08/01/29, Series A-1 200,000 266,998
Long Island Power Authority
Revenue Bonds
0.000%, 06/01/28
(a)
220,000 205,203
5.000%, 09/01/28 125,000 165,657
5.250%, 09/01/29, Series C 140,000 190,602
5.000%, 09/01/34 115,000 148,015
Metropolitan Transportation Authority
Revenue Bonds
5.000%, 11/15/26, Series A2 275,000 331,689
5.000%, 11/15/31, Series C-1 365,000 446,942
4.000%, 11/15/32, Series D 400,000 419,020
5.000%, 11/15/33, Series D-1 450,000 531,608
4.000%, 11/15/35, Series C-1 215,000 243,612
New York City Housing Development Corp.
Series G-2-A (Mandatory Put 12/31/21)
Revenue Bonds
2.000%, 11/01/57 85,000 85,047
New York City Water & Sewer System
Revenue Bonds
5.000%, 06/15/28, Series BB-2 175,000 224,725
5.000%, 06/15/28, Series HH 125,000 150,400
5.000%, 06/15/29, Series AA-2 125,000 169,256
5.000%, 06/15/29, Series EE 490,000 599,392
5.000%, 06/15/29, Series FF 140,000 168,298
5.000%, 06/15/29, Series GG 150,000 180,320
5.000%, 06/15/30, Series EE 125,000 172,784
New York State Dormitory Authority, Series
A
Revenue Bonds
5.000%, 07/01/26 160,000 194,854
5.000%, 10/01/26 150,000 185,112
5.000%, 07/01/28 250,000 310,863
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000%, 10/01/29 110,000 138,170
5.000%, 05/01/33 260,000 308,022
5.000%, 07/01/33 100,000 122,723
5.000%, 07/01/34 325,000 395,710
New York State Environmental Facilities
Corp.
Revenue Bonds
5.000%, 06/15/27, Series A 500,000 634,592
5.000%, 06/15/29 150,000 174,090
New York State Housing Finance Agency
Series E
Revenue Bonds
1.100%, 05/01/26 150,000 151,390
New York State Thruway Authority
Revenue Bonds
5.000%, 01/01/29, Series B 200,000 263,498
5.000%, 01/01/30, Series K 200,000 234,204
4.000%, 01/01/38, Series B 150,000 178,905
New York Transportation Development
Corp.
Revenue Bonds
5.000%, 01/01/31 200,000 240,262
5.000%, 01/01/34 150,000 177,651
5.000%, 10/01/35 200,000 250,692
5.000%, 10/01/40 125,000 154,399
Port Authority of New York & New Jersey
Revenue Bonds
5.000%, 09/15/25, Series 207 115,000 138,445
5.000%, 09/15/27, Series 207 215,000 273,547
5.000%, 09/15/29, Series 207 375,000 474,341
5.000%, 07/15/31, Series 209 300,000 385,437
3.250%, 05/01/33, Series 189 125,000 136,176
5.000%, 10/15/33, Series 194 265,000 318,035
5.000%, 07/15/35, Series 222 200,000 264,920
State of New York Mortgage Agency
Series 214
Revenue Bonds
3.550%, 04/01/27 150,000 173,598
Syracuse Industrial Development Agency,
Series A
Revenue Bonds
5.000%, 01/01/30 150,000 157,029
5.000%, 01/01/32 100,000 104,205
Triborough Bridge & Tunnel Authority
Revenue Bonds
5.000%, 11/15/26, Series A 175,000 193,303
0.000%, 11/15/29, Series A
(a)
100,000 88,731
5.000%, 11/15/31, Series B 200,000 250,684
Total New York 12,748,245
North Carolina 0.7%
County of New Hanover
Revenue Bonds
5.000%, 10/01/29 230,000 289,842
North Carolina Medical Care Commission
Series A
Revenue Bonds
5.000%, 10/01/31 230,000 244,039
Total North Carolina 533,881

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
January 31, 2021 (Unaudited)
6 |
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
North Dakota 0.3%
North Dakota Housing Finance Agency
Series D
Revenue Bonds
3.550%, 07/01/33 220,000 242,845
Ohio 2.4%
City of Columbus OH Sewerage Revenue
Revenue Bonds
5.000%, 06/01/29 150,000 185,730
Ohio Housing Finance Agency
Series K
Revenue Bonds
3.200%, 09/01/36 115,000 121,814
Ohio Turnpike & Infrastructure Commission
Series A-4
Revenue Bonds
0.000%, 02/15/34
(a)
285,000 354,859
Ohio Water Development Authority, Series
A
Revenue Bonds
5.000%, 06/01/29 245,000 329,390
5.000%, 12/01/30 150,000 186,720
Ohio Water Development Authority Water
Pollution Control Loan Fund
Revenue Bonds
5.000%, 06/01/23 200,000 222,476
Southeastern Ohio Port Authority
Revenue Bonds
5.500%, 12/01/43 135,000 143,406
State of Ohio
Series A
Revenue Bonds
3.250%, 01/01/35 130,000 145,945
Total Ohio 1,690,340
Oklahoma 0.9%
Grand River Dam Authority, Series A
Revenue Bonds
5.000%, 06/01/30 200,000 250,004
5.000%, 06/01/31 200,000 249,356
Oklahoma Turnpike Authority
Series A
Revenue Bonds
3.750%, 01/01/33 100,000 115,832
Total Oklahoma 615,192
Oregon 0.2%
City of Portland OR Sewer System
Revenue
Series B
Revenue Bonds
5.000%, 06/15/22 100,000 106,713
Pennsylvania 7.3%
Allegheny County Hospital Development
Authority, Series A
Revenue Bonds
4.000%, 07/15/39 250,000 294,018
4.000%, 04/01/44 200,000 226,918
Allentown Neighborhood Improvement
Zone Development Authority
Revenue Bonds
5.000%, 05/01/42
(b)
100,000 115,660
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Berks County Industrial Development
Authority
Revenue Bonds
3.750%, 11/01/42 120,000 122,578
Berks County Municipal Authority (The)
Series A
Revenue Bonds
5.000%, 11/01/40 100,000 102,340
Chambersburg Area Municipal Authority
Revenue Bonds
5.500%, 10/01/33 150,000 158,587
Chester County Health and Education
Facilities Authority
Revenue Bonds
4.250%, 11/01/32 100,000 89,224
4.000%, 09/01/41, Series A 200,000 243,926
Commonwealth of Pennsylvania, Series 1
5.000%, 01/01/28 175,000 220,521
5.000%, 03/15/29 100,000 119,210
Dauphin County General Authority
Revenue Bonds
5.000%, 10/15/34
(b)
100,000 101,495
Delaware Valley Regional Finance Authority
Revenue Bonds
5.700%, 07/01/27, Series B 110,000 142,334
5.500%, 08/01/28, Series A 295,000 388,176
5.750%, 07/01/32 100,000 141,243
Geisinger Authority
Series A-2
Revenue Bonds
5.000%, 02/15/39 150,000 183,498
Hospitals & Higher Education Facilities
Authority of Philadelphia (The)
Revenue Bonds
5.000%, 07/01/33 100,000 116,352
5.625%, 07/01/42, Series A 200,000 207,802
Montgomery County Industrial
Development Authority
Series A
Revenue Bonds
4.500%, 01/15/32 200,000 220,492
Pennsylvania Economic Development
Financing Authority
Series A
Revenue Bonds
6.400%, 12/01/38 100,000 90,055
Pennsylvania Housing Finance Agency
Series 127B
Revenue Bonds
3.550%, 10/01/33 365,000 397,073
Pennsylvania Turnpike Commission
Revenue Bonds
5.000%, 06/01/28, Series B-2 200,000 250,950
6.000%, 12/01/30, Series E 100,000 130,645
Philadelphia Authority For Industrial
Development
Revenue Bonds
5.000%, 10/01/27 300,000 376,254
5.000%, 04/01/33, Series 2015 225,000 265,709
5.000%, 09/01/42, Series A 200,000 236,402

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
January 31, 2021 (Unaudited)
| 7
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Pittsburgh Water & Sewer Authority
Series A
Revenue Bonds
5.000%, 09/01/26 130,000 161,079
Redevelopment Authority of the City of
Philadelphia
Series A
Revenue Bonds
5.000%, 04/15/31 100,000 116,842
Total Pennsylvania 5,219,383
Rhode Island 0.5%
Rhode Island Commerce Corp.
Series B
Revenue Bonds
5.000%, 06/15/31 100,000 121,241
Rhode Island Housing and Mortgage
Finance Corp.
Series 69-B
Revenue Bonds
3.550%, 10/01/33 200,000 221,920
Total Rhode Island 343,161
South Carolina 1.2%
Charleston Educational Excellence Finance
Corp.
Revenue Bonds
5.000%, 12/01/26 250,000 282,733
Piedmont Municipal Power Agency
Series A-2
Revenue Bonds
0.000%, 01/01/29
(a)
120,000 106,046
South Carolina Jobs-Economic
Development Authority, Series A
Revenue Bonds
5.000%, 05/01/32 190,000 238,102
5.000%, 05/01/43 200,000 240,510
Total South Carolina 867,391
South Dakota 0.3%
South Dakota Health & Educational
Facilities Authority
Revenue Bonds
5.000%, 07/01/35 180,000 221,540
Tennessee 0.4%
Chattanooga Health Educational &
Housing Facility Board
Series A-1
Revenue Bonds
4.000%, 08/01/36 105,000 122,416
Memphis-Shelby County Industrial
Development Board
Series B
Revenue Bonds
5.000%, 11/01/30 150,000 185,897
Total Tennessee 308,313
Texas 8.3%
Austin Convention Enterprises, Inc.
Series B
Revenue Bonds
5.000%, 01/01/32 250,000 243,480
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Central Texas Turnpike System
Series A
Revenue Bonds
0.000%, 08/15/28
(a)
150,000 137,318
City of Austin TX Airport System Revenue
Revenue Bonds
5.000%, 11/15/27 200,000 231,980
City of Dallas
5.000%, 02/15/23 100,000 109,592
City of Houston
Series A
5.000%, 03/01/26 200,000 246,348
City of Houston TX Airport System
Revenue
Series A
Revenue Bonds
5.000%, 07/01/32 300,000 319,638
City of Houston TX Combined Utility
System Revenue
Series B
Revenue Bonds
5.000%, 11/15/27 130,000 163,173
Dallas Fort Worth International Airport
Series A
Revenue Bonds
5.250%, 11/01/30 225,000 253,006
Fort Bend Independent School District
5.000%, 08/15/29 190,000 243,947
Harris County-Houston Sports Authority
Series A-3
Revenue Bonds
0.000%, 11/15/32
(a)
200,000 113,532
Lower Colorado River Authority
Revenue Bonds
5.000%, 05/15/35 200,000 260,058
New Hope Cultural Education Facilities
Finance Corp.
Series A
Revenue Bonds
4.000%, 08/15/40 225,000 259,940
North Texas Municipal Water District Water
System Revenue
Revenue Bonds
5.000%, 09/01/28 250,000 301,308
North Texas Tollway Authority
Revenue Bonds
5.000%, 01/01/27, Series A 530,000 626,981
5.000%, 01/01/29, Series B 175,000 206,089
0.000%, 01/01/30, Series D
(a)
300,000 266,790
0.000%, 01/01/34, Series D
(a)
115,000 92,290
Round Rock Independent School District
Series A
5.000%, 08/01/30 100,000 134,535
San Antonio Water System
Series A (Mandatory Put 05/01/24)
Revenue Bonds
2.625%, 05/01/49 300,000 323,241
State of Texas, Series A
5.000%, 10/01/27 165,000 193,985
5.000%, 10/01/29 125,000 152,394

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
January 31, 2021 (Unaudited)
8 |
Notes to Portfolio of Investments
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Tarrant County Cultural Education Facilities
Finance Corp.
Revenue Bonds
5.000%, 05/15/37 100,000 105,937
Tarrant Regional Water District
Revenue Bonds
5.000%, 03/01/29 225,000 267,860
Texas Water Development Board
Revenue Bonds
5.000%, 10/15/23, Series B 250,000 282,235
5.000%, 04/15/27, Series A 200,000 256,266
5.000%, 10/15/30, Series A 150,000 182,361
Total Texas 5,974,284
Utah 0.2%
Salt Lake City Corp. Airport Revenue
Series A
Revenue Bonds
5.000%, 07/01/30 100,000 126,168
Virginia 0.8%
Commonwealth of Virginia
Series B
5.000%, 06/01/22 125,000 133,119
Fairfax County Industrial Development
Authority
Series A
Revenue Bonds
5.000%, 05/15/44 225,000 257,292
Virginia Resources Authority Clean Water
Revolving Fund
Series B
Revenue Bonds
4.000%, 10/01/27 185,000 210,304
Total Virginia 600,715
Washington 2.8%
Port of Seattle
Revenue Bonds
5.000%, 04/01/36 200,000 248,720
State of Washington
5.000%, 07/01/23, Series
R-2012C 225,000 240,534
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000%, 07/01/28, Series
R-2015-C 150,000 177,805
5.000%, 07/01/29, Series B 100,000 122,823
5.000%, 07/01/30, Series
R-2015E 200,000 236,882
Washington Health Care Facilities Authority
Revenue Bonds
5.000%, 08/15/31 170,000 206,711
5.000%, 08/01/38, Series A-2 150,000 191,549
5.000%, 10/01/38, Series D 250,000 289,580
5.000%, 09/01/45 150,000 192,887
Washington State Housing Finance
Commission
Series A
Revenue Bonds
5.000%, 01/01/34
(b)
100,000 111,013
Total Washington 2,018,504
West Virginia 0.2%
West Virginia Economic Development
Authority
Series A
Revenue Bonds
5.000%, 06/01/29 150,000 159,233
Wisconsin 0.9%
Public Finance Authority, Series A
Revenue Bonds
5.000%, 06/01/40 200,000 238,482
4.000%, 01/01/45 200,000 228,518
State of Wisconsin
Series 3
5.000%, 11/01/23 170,000 184,384
Total Wisconsin 651,384
Total Municipal Bonds
(Cost $67,405,031) 71,181,440
Money Market Funds 0 .3%
Shares Value ($)
Dreyfus AMT-Free Tax Exempt Cash
Management- Institutional Shares
0.010%
(c)
192,801 192,782
Total Money Market Funds
(Cost $192,782) 192,782
Total Investments in Securities
(Cost $67,597,813) 71,374,222
Other Assets & Liabilities, Net 598,089
Net Assets 71,972,311
(a) Zero coupon bond.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2021, the total value of these securities amounted to $582,516, which represents 0.81% of total net assets.
(c) The rate shown is the seven-day current annualized yield at January 31, 2021.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

1QT303_10_L01_(03/21)
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